UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:
 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent Barnes
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6511

Copies to:

Laura E. Flores
John McGuire
Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004-2541

Date of fiscal year end: August 31

Date of reporting period: November 30, 2019

Item 1. Schedule of Investments.

Schedule of Investments
Overlay Shares Large Cap Equity ETF
November 30, 2019 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.1%
Exchange Traded Funds - 99.1%
Vanguard S&P 500 ETF (a)(b)	89,614	$25,867,081
TOTAL EXCHANGE TRADED FUNDS (Costs $24,909,647)		25,867,081

MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 1.56% (c)	86,919	86,919
TOTAL MONEY MARKET FUNDS (Cost $86,919)		86,919

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.0% (e)
PURCHASED PUT OPTIONS - 0.0% (e)
S&P 500 Index
Expiration: December 2019, Strike Price: $3,025 (f)	56	5,045	$17,589,488
Expiration: December 2019, Strike Price: $3,045 (f)	27	2,295	8,480,646
TOTAL PURCHASED OPTIONS (Cost $8,413)		7,340

Total Investments (Cost $25,004,979) - 99.5%		25,961,340
Other Assets in Excess of Liabilities - 0.5%		136,018
TOTAL NET ASSETS - 100.0%		$26,097,358

	Number of
	Contracts (d)	Value	Notional Value
SCHEDULE OF WRITTEN OPTIONS - (0.2)%
SCHEDULE OF WRITTEN PUT OPTIONS - (0.2)%
S&P 500 Index
Expiration: December 2019, Strike Price: $3,115	56	$23,440	$17,589,488
Expiration: December 2019, Strike Price: $3,135	27	23,220	8,480,646
TOTAL WRITTEN OPTIONS (Premiums Received - $56,071)		$46,660

Percentages are stated as a percent of net assets.

(a) Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b) All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $21,188,353.
(c) The rate shown is the annualized seven-day yield at period end.
(d) Each contract is equivalent to 100 shares of the underlying security.
(e) Amount is less than 0.1%.
(f) Held in connection with a written option, see Schedule of Written Options for more detail.

Schedule of Investments
Overlay Shares Small Cap Equity ETF
November 30, 2019 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Exchange Traded Funds - 99.2%
iShares Core S&P Small-Cap ETF (a)(b)	128,789	$10,536,228
TOTAL EXCHANGE TRADED FUNDS (Cost $10,158,393)		10,536,228

MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 1.56% (c)	32,476	32,476
TOTAL MONEY MARKET FUNDS (Cost $32,476)		32,476

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.0% (e)
PURCHASED PUT OPTIONS - 0.0% (e)
S&P 500 Index
Expiration: December 2019, Strike Price: $3,025 (f)	22	2,035	$6,910,156
Expiration: December 2019, Strike Price: $3,045 (f)	11	935	3,455,078
TOTAL PURCHASED OPTIONS (Cost $3,367)		2,970

Total Investments (Cost $10,194,236) - 99.5%		10,571,674
Other Assets in Excess of Liabilities - 0.5%		55,564
TOTAL NET ASSETS - 100.0%		$10,627,238

	Number of
	Contracts (d)	Value	Notional Value
SCHEDULE OF WRITTEN OPTIONS - (0.2)%
SCHEDULE OF WRITTEN PUT OPTIONS - (0.2)%
S&P 500 Index
Expiration: December 2019, Strike Price: $3,115	22	$9,438	$6,910,156
Expiration: December 2019, Strike Price: $3,135	11	9,460	3,455,078
TOTAL WRITTEN OPTIONS (Premiums Received - $22,329)		$18,898

Percentages are stated as a percent of net assets.

(a) Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b) All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $9,631,000.
(c) The rate shown is the annualized seven-day yield at period end.
(d) Each contract is equivalent to 100 shares of the underlying security.
(e) Amount is less than 0.1%.
(f) Held in connection with a written option, see Schedule of Written Options for more detail.

Schedule of Investments
Overlay Shares Foreign Equity ETF
November 30, 2019 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.2%
Exchange Traded Funds - 99.2%
iShares Edge MSCI Min Vol EAFE ETF (a)(b)	150,908	$11,345,263
iShares Edge MSCI Min Vol Emerging Markets ETF (b)	47,938	2,734,384
TOTAL EXCHANGE TRADED FUNDS (Cost $14,011,798)		14,079,647

MONEY MARKET FUNDS — 0.3%
First American Government Obligations Fund - Class X, 1.56% (c)	34,699	34,699
TOTAL MONEY MARKET FUNDS (Cost $34,699)		34,699

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.0% (e)
PURCHASED PUT OPTIONS - 0.0% (e)
S&P 500 Index
Expiration: December 2019, Strike Price: $3,025 (f)	30	2,775	$9,422,940
Expiration: December 2019, Strike Price: $3,045 (f)	15	1,275	4,711,470
TOTAL PURCHASED OPTIONS (Cost $4,592)		4,050

Total Investments (Cost $14,051,089) - 99.5%		14,118,396
Other Assets in Excess of Liabilities - 0.5%		71,288
TOTAL NET ASSETS - 100.0%		$14,189,684

	Number of
	Contracts (d)	Value	Notional Value
SCHEDULE OF WRITTEN OPTIONS - (0.2)%
SCHEDULE OF WRITTEN PUT OPTIONS - (0.2)%
S&P 500 Index
Expiration: December 2019, Strike Price: $3,115	30	$12,870	$9,422,940
Expiration: December 2019, Strike Price: $3,135	15	12,900	4,711,470
TOTAL WRITTEN OPTIONS (Premiums Received - $30,448)		$25,770

Percentages are stated as a percent of net assets.

(a) Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b) All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $12,012,452.
(c) The rate shown is the annualized seven-day yield at period end.
(d) Each contract is equivalent to 100 shares of the underlying security.
(e) Amount is less than 0.1%.
(f) Held in connection with a written option, see Schedule of Written Options for more detail.

Schedule of Investments
Overlay Shares Core Bond ETF
November 30, 2019 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.1%
Exchange Traded Funds - 99.1%
iShares Core U.S. Aggregate Bond ETF (a)(b)	339,421	$38,307,054
TOTAL EXCHANGE TRADED FUNDS (Cost $38,239,542)		38,307,054

MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 1.56% (c)	131,787	131,787
TOTAL MONEY MARKET FUNDS (Cost $131,787)		131,787

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.0% (e)
PURCHASED PUT OPTIONS - 0.0% (e)
S&P 500 Index
Expiration: December 2019, Strike Price: $3,025 (f)	82	7,585	$25,756,036
Expiration: December 2019, Strike Price: $3,045 (f)	41	3,485	12,878,018
TOTAL PURCHASED OPTIONS (Cost $12,551)		11,070

Total Investments (Cost $38,383,880) - 99.5%		38,449,911
Other Assets in Excess of Liabilities - 0.5%		196,388
TOTAL NET ASSETS - 100.0%		$38,646,299

	Number of
	Contracts (d)	Value	Notional Value
SCHEDULE OF WRITTEN OPTIONS - (0.2)%
SCHEDULE OF WRITTEN PUT OPTIONS - (0.2)%
S&P 500 Index
Expiration: December 2019, Strike Price: $3,115	82	$35,178	$25,756,036
Expiration: December 2019, Strike Price: $3,135	41	35,260	12,878,018
TOTAL WRITTEN OPTIONS (Premiums Received - $83,225)		$70,438

Percentages are stated as a percent of net assets.

(a) Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b) All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $32,023,348.
(c) The rate shown is the annualized seven-day yield at period end.
(d) Each contract is equivalent to 100 shares of the underlying security.
(e) Amount is less than 0.1%.
(f) Held in connection with a written option, see Schedule of Written Options for more detail.

Schedule of Investments
Overlay Shares Municipal Bond ETF
November 30, 2019 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.1%
Exchange Traded Funds - 99.1%
iShares National Muni Bond ETF (a)(b)	121,316	$13,836,090
TOTAL EXCHANGE TRADED FUNDS (Costs $13,810,926)		13,836,090

MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 1.56% (c)	49,685	49,685
TOTAL MONEY MARKET FUNDS (Cost $49,685)		49,685

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.0% (e)
PURCHASED PUT OPTIONS - 0.0% (e)
S&P 500 Index
Expiration: December 2019, Strike Price: $3,025 (f)	28	2,590	$8,794,744
Expiration: December 2019, Strike Price: $3,045 (f)	14	1,190	4,397,372
TOTAL PURCHASED OPTIONS (Cost $4,286)		3,780

Total Investments (Cost $13,864,897) - 99.5%		13,889,555
Other Assets in Excess of Liabilities - 0.5%		65,530
TOTAL NET ASSETS - 100.0%		$13,955,085

	Number of
	Contracts (d)	Value	Notional Value
SCHEDULE OF WRITTEN OPTIONS - (0.2)%
SCHEDULE OF WRITTEN PUT OPTIONS - (0.2)%
S&P 500 Index
Expiration: December 2019, Strike Price: $3,115	28	$12,012	$8,794,744
Expiration: December 2019, Strike Price: $3,135	14	12,040	4,397,372
TOTAL WRITTEN OPTIONS (Premiums Received - $28,418)		$24,052

Percentages are stated as a percent of net assets.

(a) Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b) All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $11,189,446.
(c) The rate shown is the annualized seven-day yield at period end.
(d) Each contract is equivalent to 100 shares of the underlying security.
(e) Amount is less than 0.1%.
(f) Held in connection with a written option, see Schedule of Written Options for more detail.

Fair Value Measurements
Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2019:

Overlay Shares Large Cap Equity ETF
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$25,867,081	$-	$-	$25,867,081
Money Market Funds	86,919	-	-	86,919
Purchased Put Options	7,340	-	-	7,340
Total Assets	$25,961,340	$-	$-	$25,961,340
Liabilities:
Written Put Options	$46,660	$-	$-	$46,660
Total Liabilities	$46,660	$-	$-	$46,660

Overlay Shares Small Cap Equity ETF
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$10,536,228	$-	$-	$10,536,228
Money Market Funds	32,476	-	-	32,476
Purchased Put Options	2,970	-	-	2,970
Total Assets	$10,571,674	$-	$-	$10,571,674
Liabilities:
Written Put Options	$18,898	$-	$-	$18,898
Total Liabilities	$18,898	$-	$-	$18,898

Overlay Shares Foreign Equity ETF
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$14,079,647	$-	$-	$14,079,647
Money Market Funds	34,699	-	-	34,699
Purchased Put Options	4,050	-	-	4,050
Total Assets	$14,118,396	$-	$-	$14,118,396
Liabilities:
Written Put Options	$25,770	$-	$-	$25,770
Total Liabilities	$25,770	$-	$-	$25,770

Overlay Shares Core Bond ETF
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$38,307,054	$-	$-	$38,307,054
Money Market Funds	131,787	-	-	131,787
Purchased Put Options	11,070	-	-	11,070
Total Assets	$38,449,911	$-	$-	$38,449,911

Liabilities:
Written Put Options	$70,438	$-	$-	$70,438
Total Liabilities	$70,438	$-	$-	$70,438

Overlay Shares Municipal Bond ETF
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$13,836,090	$-	$-	$13,836,090
Money Market Funds	49,685	-	-	49,685
Purchased Put Options	3,780	-	-	3,780
Total Assets	$13,889,555	$-	$-	$13,889,555
Liabilities:
Written Put Options	$24,052	$-	$-	$24,052
Total Liabilities	$24,052	$-	$-	$24,052

Derivative Investments
The average monthly value outstanding of purchased and written options during the period ended November 30, 2019 were as follows:
	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF	Overlay Shares Small Cap Equity ETF
Purchased Put Options	$7,433	$2,658	$4,935	$2,523	$2,060
Written Put Options	$58,773	$20,736	$39,033	$19,877	$16,587

The following is a summary of the location of derivative instruments on the Funds' Statements of Assets and Liabilities as of November 30, 2019:

	Equity Risk Contracts
	Location on the Statements of Assets and Liabilities
	Asset Derivatives, Investments, at value	Liability Derivatives, Options written, at value
Overlay Shares Core Bond ETF	$11,070	$70,438
Overlay Shares Foreign Equity ETF	$4,050	$25,770
Overlay Shares Large Cap Equity ETF	$7,340	$46,660
Overlay Shares Municipal Bond ETF	$3,780	$24,052
Overlay Shares Small Cap Equity ETF	$2,970	$18,898

The following tables present the Funds' liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Funds as of November 30, 2019:

				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Liabilities:
Description	Gross Amounts of Recognized Liabilities(1)	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount
Overlay Shares Large Cap Equity ETF - Written Options	$46,660	$-	$46,660	$-	$(46,660)	$-
Overlay Shares Small Cap Equity ETF - Written Options	$18,898	$-	$18,898	$-	$(18,898)	$-
Overlay Shares Foreign Equity ETF - Written Options	$25,770	$-	$25,770	$-	$(25,770)	$-
Overlay Shares Core Bond ETF - Written Options	$70,438	$-	$70,438	$-	$(70,438)	$-
Overlay Shares Municipal Bond ETF - Written Options	$24,052	$-	$24,052	$-	$(24,052)	$-

(1) Written options at value as presented in the Schedule of Investments.
(2) The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory Bakken
Gregory Bakken, President and Principal Executive Officer

Date	1/29/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory Bakken
Gregory Bakken, President and Principal Executive Officer

Date	1/29/20

By (Signature and Title)*	/s/ Travis Babich
Travis Babich, Treasurer and Principal Financial Officer

Date	1/29/20

*	Print the name and title of each signing officer under his or her signature.